Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

17. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Tonglu Tongze Logistics Ltd. and its subsidiaries	Majority equity interests held by the employees of the Company
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	The Company’s equity investee
Zhejiang Tongyu Intelligent Industry Development Co., Ltd.	The Company’s equity investee
Tonglu Antong Management LLP	The Company’s equity investee
Shanghai Mingyu Barcode Technology Ltd. and its subsidiaries	Controlled by brother of chairman of the Company
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	Controlled by chairman of the Company
Mr. Jianchang Lai	Director and Vice President of Operations
Mr. Jilei Wang	Director and Vice President of Infrastructure Management
Mr. Du Wang	Immediate families of Director and Vice President

(a)         The Company entered into the following transactions with its related parties:

Transactions	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Revenues:
Express delivery service revenue derived from Tonglu Antong Management LLP and its subsidiaries	38,202	694,758	253,948
Express delivery service revenue from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	68,716	291,584	274,256
Others	5,224	51,662	66,655
Total	112,142	1,038,004	594,859
Cost of revenues:
Transportation service fees paid to ZTO Supply Chain Management Co., Ltd. and its subsidiaries	56,624	459,013	862,944
Freight services agency fees paid to Zhongtong Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	5,853	56,325	119,005
Purchases of supplies from Shanghai Mingyu Barcode Technology Ltd.	235,808	237,252	330,190
Others	103,669	44,666	39,838
Total	401,954	797,256	1,351,977
Other operating income:
Property leasing income from ZTO Supply Chain Management Co., Ltd. and its subsidiaries	29,688	45,876	45,896
Property leasing income from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	33,390	53,115	64,722
Others	8,453	20,677	18,918
Total	71,531	119,668	129,536
Other income:
Interest income related to loan receivables from Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	39,000	33,962	33,046
Others	2,435	8,071	10,382
Total	41,435	42,033	43,428

17. Related Party Transactions (Continued)

(a)The Company entered into the following transactions with its related parties (continued):

In October and December 2021, the Company acquired 20.77% equity interest in certain subsidiaries from Mr. Jianchang Lai at a cash consideration of RMB103,728. The difference between the consideration and the carrying amount of ownership interest obtained was RMB29,799 recorded in additional paid-in capital.

In December 2021, the Company sold its 100% shares in Zhejiang Xinglian Air Cargo Co., Ltd. to Zhongtong Yun Leng Network Technology (Zhejiang) Co., Ltd. at a cash consideration of RMB177,297. The Company recognized loss of RMB2,532 on the disposal of Zhejiang Xinglian.

In 2021, the Company purchased trucks from Tonglu Tongze Logistics Ltd. and its subsidiaries at an aggregate price of RMB53,868.

In January 2022, the Company acquired 10% equity interest in a subsidiary from Mr. Du Wang at a cash consideration of RMB39,128. The difference between the consideration and the carrying amount of non-controlling interests as of the acquisition date was RMB5,060 and recorded in additional paid-in capital.

In September 2022, the Company sold its 100% equity interest in Jinhua Zhongrui Freight Forwarding Co., Ltd to ZTO Supply Chain Management Co., Ltd. at a cash consideration of RMB291,400, resulting in a gain of RMB60,514.

In December 2022, the Company acquired 82% equity interests of Tuxi Technology Co.,Ltd from certain related parties and third parties shareholders at a total cash consideration of RMB98,533, which approximately equals to the fair value of net assets acquired.

(b)          The Company had the following balances with its related parties:

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due to related parties
Shanghai Mingyu Barcode Technology Ltd.	20,249	28,924
Tonglu Antong Management LLP and its subsidiaries	28,887	—
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	—	149,495
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	—	16,415
Zhongtong Yunleng Network Technology (Zhejiang) Co., LTD and its subsidiaries	—	14,988
Others	2	24,861
Total	49,138	234,683

Amounts due to related parties consisted of accounts payable to related parties for transportation, waybill material and deposits as of December 31, 2022 and 2023, respectively. Trade related amounts due to related parties are normally settled within one year.

17. Related Party Transactions (Continued)

(b)The Company had the following balances with its related parties (continued):

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries (1)	55,061	72,377
ZTO Supply Chain Management Co., Ltd. (2)	101,432	69,881
Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	53,504	1,169
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (3)	75,000	—
Others	29,486	4,640
Total	314,483	148,067
Amounts due from related parties-non current
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (3)	500,000	502,083
Zhejiang Tongyu Intelligent Industry Development Co., Ltd. (4)	77,140	82,180
Total	577,140	584,263

Notes:

(1)	The amount comprised the three-month factoring loan to this related party with 6.96% annualized interest rate, accounts receivable generated from the express delivery service provided by the Company and other receivables generated from the property leasing service provided by the Company. The balance of loan was RMB12,500 and RMB33,040 as of December 31, 2022 and 2023, respectively.
(2)	The amount comprised the three-to-nine-month factoring loan to this related party and its subsidiaries with 6.96% annualized interest rate and other receivables generated from the property leasing service provided by the Company. The balance of loan was RMB109,980 and RMB66,860 as of December 31, 2022 and 2023, respectively.
(3)	The amount comprised a loan to this related party with 5.0% annualized interest rate for a term of 36 months from December 4, 2023 to December 3, 2026. This loan is an extension of the original three-year loan with 7.2% annualized interest rate. Mr. Jilei Wang, the Director of the Company, is the guarantor of this extended loan. The balance of principal was RMB500,000 as of December 31, 2022 and 2023 and interest receivable was RMB75,000 and RMB2,083 as of December 31, 2022 and 2023, respectively.
(4)	The amount comprised a three-year loan to this related party with 7.2% annualized interest rate. The balance of principal was RMB70,000 as of December 31, 2022 and 2023.

Trade related amounts due from related parties are normally settled within one year.